MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-          MARKETABLE SECURITIES

The following is a summary of the Company's accumulated gross unrealized gains/ losses from investment in marketable securities as of December 31, 2012:

	December 31, 2011				December 31, 2012
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair Market
	cost	gains	losses	value	cost	gains	losses	Value
Available-for-sale:

Equity securities	$41	$1	$10	$32	$81	$4	$7	$78
Corporate bonds	97	2	7	92	47	2	-	49
Israeli Government debt	3	-	-	3	11	1	-	12

	$141	$3	$17	$127	$139	$7	$7	$139

The net realized gains and (losses) on sales of available-for-sale securities of $ 39, $ 2 and $ (6) in 2010, 2011 and 2012, respectively, were recorded in financial income.

The amortized cost and fair value of debt and securities as of December 31, 2011 and 2012, by contractual maturity, are shown below:

	December 31, 2011		December 31, 2012
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$51	$54
Matures after one year through five years	59	56	41	42
Matures after five years	41	39	14	16
Equity securities - no definite maturity date	41	32	33	27

Total	$141	$127	$139	$139

The marketable securities are restricted in order to secure the Company's obligations under an office lease (see Note 8).